Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,308,538	¥185,302	¥30,961		¥23,462,879
Japanese prefectural and municipal bonds	2,938,743	16,279	2,202		2,952,820
Foreign government and official institution bonds	2,936,110	107,406	6,028		3,037,488
Corporate bonds	1,261,586	12,445	1,205		1,272,826
Residential mortgage-backed securities	1,460,641	3,083	4,331		1,459,393
Commercial mortgage-backed securities	379,234	6,110	3,089		382,255
Asset-backed securities	1,461,083	9,516	1,123		1,469,476
Other debt securities (1)	161,832	3,190	1,956		163,066

Total	¥33,907,767	¥343,331	¥50,895		¥34,200,203

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,574	¥29,856	¥—		¥1,130,430
Foreign government and official institution bonds	151,555	243	689		151,109
Residential mortgage-backed securities	737,242	10,478	3,012	(2)	744,708
Commercial mortgage-backed securities	146,039	2,993	317	(2)	148,715
Asset-backed securities	2,030,371	277	27,716		2,002,932

Total	¥4,165,781	¥43,847	¥31,734		¥4,177,894

Notes:
(1)	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.

At March 31, 2021:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥35,166,245	¥147,844	¥40,878		¥35,273,211
Japanese prefectural and municipal bonds	3,719,205	15,123	2,815		3,731,513
Foreign government and official institution bonds	2,854,037	84,707	11,781		2,926,963
Corporate bonds	1,123,271	11,400	401		1,134,270
Residential mortgage-backed securities	1,459,062	9,119	1,051		1,467,130
Commercial mortgage-backed securities	435,975	29,502	912		464,565
Asset-backed securities	1,373,450	11,685	650		1,384,485
Other debt securities	168,528	3,780	730		171,578
Commercial paper	564,072	31	5		564,098

Total	¥46,863,845	¥313,191	¥59,223		¥47,117,813

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,447	¥23,033	¥—		¥1,123,480
Foreign government and official institution bonds	233,883	2,262	2,795		233,350
Residential mortgage-backed securities	411,024	18,590	—	(1)	429,614
Commercial mortgage-backed securities	111,750	4,846	—	(1)	116,596
Asset-backed securities	2,046,659	1,721	12,277		2,036,103

Total	¥3,903,763	¥50,452	¥15,072		¥3,939,143

Note:
(1)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥14,562	¥14,572	¥24,815,321
Due from one year to five years	1,179,959	1,205,257	8,129,683
Due from five years to ten years	826,833	827,481	8,549,713
Due after ten years	1,882,409	1,891,833	5,623,096

Total	¥3,903,763	¥3,939,143	¥47,117,813

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,781,600	¥30,961	¥—	¥—	¥11,781,600	¥30,961	202
Japanese prefectural and municipal bonds	935,540	2,202	—	—	935,540	2,202	340
Foreign government and official institution bonds	564,620	5,481	114,407	547	679,027	6,028	153
Corporate bonds	522,941	1,191	25,228	14	548,169	1,205	154
Residential mortgage-backed securities	114,057	530	388,064	3,801	502,121	4,331	402
Commercial mortgage-backed securities	182,887	3,087	1,304	2	184,191	3,089	39
Asset-backed securities	189,775	503	86,605	620	276,380	1,123	94
Other debt securities	53,070	132	30,657	1,824	83,727	1,956	24

Total	¥14,344,490	¥44,087	¥646,265	¥6,808	¥14,990,755	¥50,895	1,408

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,746	¥689	¥—	¥—	¥55,746	¥689	9
Residential mortgage-backed securities	108,478	1,033	360,841	1,979	469,319	3,012	281
Commercial mortgage-backed securities	10,281	32	133,791	285	144,072	317	31
Asset-backed securities	637,201	8,536	1,259,720	19,180	1,896,921	27,716	77

Total	¥811,706	¥10,290	¥1,754,352	¥21,444	¥2,566,058	¥31,734	398

	Less than 12 months		12 months or more		Total
At March 31, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,098,437	¥31,055	¥429,235	¥9,823	¥12,527,672	¥40,878	286
Japanese prefectural and municipal bonds	870,007	1,584	276,172	1,231	1,146,179	2,815	405
Foreign government and official institution bonds	429,204	11,768	50,478	13	479,682	11,781	71
Corporate bonds	96,582	166	229,518	235	326,100	401	120
Residential mortgage-backed securities	378,351	577	139,214	474	517,565	1,051	218
Commercial mortgage-backed securities	36,633	905	2,616	7	39,249	912	21
Asset-backed securities	190,795	394	49,428	256	240,223	650	89
Other debt securities	22,812	91	22,388	639	45,200	730	17
Commercial paper	116,016	5	—	—	116,016	5	8

Total	¥14,238,837	¥46,545	¥1,199,049	¥12,678	¥15,437,886	¥59,223	1,235

Carrying Value of Nonmarketable Equity Securities [Table Text Block]

	2020	2021
	(in millions)
Measurement alternative balance	¥534,882	¥356,074

Related Adjustments for Nonmarketable Equity Securities [Table Text Block]

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(2,292)	¥(3,099)	¥(5,188)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)	¥—
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥53,077	¥6,223	¥21,710

Notes:
(1)	Included in Investment securities gains (losses)—net.
(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)	The cumulative impairment losses at March 31, 2020 and 2021 were ¥5,007 million and ¥10,102 million, respectively.
(5)	The cumulative downward changes for observable prices at March 31, 2020 and 2021 were ¥953 million and ¥953 million, respectively.
(6)	The cumulative upward changes for observable prices at March 31, 2020 and 2021 were ¥34,466 million and ¥54,806 million, respectively.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Net gains (losses) recognized during the period (1)	¥(278,746)	¥(639,813)	¥1,467,763
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(3,303)	(37,541)	47,775

Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(275,443)	¥(602,272)	¥1,419,988

Note:
(1)	Included in Investment securities gains (losses)—net.